STOCKHOLDERS' EQUITY (Details 2) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Class of Warrant or Right [Line Items]
Number of Options, Outstanding (in Shares)	2,527
Number of Options, Granted (in Shares)	0
Number of Options, Exercised (in Shares)	0
Number of Options, Forfeited or Expired (in Shares)	(738)
Number of Options, Outstanding (in Shares)	1,789	2,527
Number of Options, Exercisable (in Shares)	1,010
Weighted Average Exercise Price Outstanding	$ 9,588
Weighted Average Exercise Price, Granted	0
Weighted Average Exercise Price, Exercised	0
Weighted Average Exercise Price, Forfeited or Expired	23,279
Weighted Average Exercise Price, Outstanding	3,943	$ 9,588
Weighted Average Exercise Price, Exercisable	$ 6,643
Equity Incentives Plan Two [Member]
Class of Warrant or Right [Line Items]
Number of Options, Outstanding (in Shares)	2,528	800
Number of Options, Granted (in Shares)		2,039
Number of Options, Exercised (in Shares)		0
Number of Options, Forfeited or Expired (in Shares)		(311)
Number of Options, Outstanding (in Shares)		2,528
Number of Options, Exercisable (in Shares)		548
Weighted Average Exercise Price Outstanding	$ 9,588	$ 32,023
Weighted Average Exercise Price, Granted		306
Weighted Average Exercise Price, Exercised		0
Weighted Average Exercise Price, Forfeited or Expired		6,450
Weighted Average Exercise Price, Outstanding		9,588
Weighted Average Exercise Price, Exercisable		$ 42,752